Basis of Presentation and Going Concern (Details Textual) (USD $)	0 Months Ended	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended							1 Months Ended		0 Months Ended		0 Months Ended
	Mar. 04, 2013	May 22, 2013	Apr. 17, 2013	Feb. 28, 2013	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 04, 2013	Mar. 10, 2011	Nov. 12, 2013 Subsequent Event [Member]	Feb. 04, 2013 Subsequent Event [Member]	Mar. 31, 2011 Subsequent Event [Member]	Oct. 30, 2013 Subsequent Event [Member] Product Recall [Member]	Apr. 17, 2013 Warrant [Member]	Feb. 04, 2013 Lambda Investors LLC [Member]	Nov. 12, 2013 Lambda Investors LLC [Member] Subsequent Event [Member]	Nov. 12, 2013 Lambda Investors LLC [Member] Subsequent Event [Member] Senior Notes [Member]	Feb. 04, 2013 Lambda Investors LLC [Member] Subsequent Event [Member] Senior Notes [Member]
Basis Of Presentation And Going Concern [Line Items]
Net loss						$ (611,000)	$ (853,000)	$ (2,523,000)	$ (2,164,000)	$ (3,262,000)	$ (2,360,000)
Offering price per share													$ 0.40					$ 0.60
Senior notes issued												1,300,000			1,300,000
Proceeds from issuance of common stock	3,000,000	3,000,000			206,000			2,771,000	0	0	3,189,000
Interest rate												12.00%									12.00%	12.00%
Maturity date				Aug. 04, 2013																	May 12, 2014	Aug. 04, 2013
Debt instrument rights offering description			May 17, 2013
Number of shares available for purchase per each subscription																		0.18776
Sourcing and transaction fee percentage		8.00%
Sourcing and transaction fee		104,000
Legal fees and other expenses		100,000								50,000
Proceeds from issuance of secured debt		1,400,000
Repayments of senior debt		1,300,000						1,300,000	0
Accrued interest		46,800
Sales Revenue, Goods, Gross																	127,000
Cost of Goods Sold, Total						189,000	191,000	610,000	448,000	737,000	1,346,000						27,000
Debt Instrument, Face Amount																					1,500,000	1.3
Debt Instrument, Interest Rate, Increase (Decrease)																					16.00%	16.00%
Rights Offering Of Common Stock ,Shares														2,750,000	3
Offering Price Per share														$ 0.30	$ 0.60
Transaction Fees																					120,000	104,000
Percentage Of Sourcing Fees																					8.00%	8.00%
Legal Fees																			$ 50,000		$ 75,000	$ 50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.40					0.45	0.45					0.30				0.40